Intangible assets, goodwill and other (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Jan. 13, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Deferred costs	$ 137		$ 118
Intangible assets	120		128
Investments	111		428
Goodwill	100		71
Long-term receivables	6		16
Other long-term assets	49		12
Total intangible assets, goodwill and other	523		773
Investments
Investments accounted for under the equity method	73	$ 320	389
Cost method investments	$ 38		$ 39